UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.2%
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	$3,000	$2,355,090
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/34	7,125	7,349,580

		9,704,670

Alaska — 1.0%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	3,925	4,453,933

Arizona — 0.6%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,850	1,904,742
5.25%, 10/01/28	800	831,816

		2,736,558

California — 18.5%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.52%, 10/01/25 (a)	4,150	3,382,872
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (b)	2,200	329,098
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.18%, 8/01/37	3,250	569,368
4.87%, 8/01/38	7,405	1,210,940
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	775	810,704
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	2,400	2,422,536
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.09%, 5/01/34 (a)	5,000	3,069,050

Municipal Bonds	Par (000)	Value

California (continued)
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	$1,200	$1,225,908
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	5,100	5,181,294
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.52%, 8/01/13 (a)	2,800	2,351,188
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	6,110	6,471,468
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	1,230	1,261,390
Golden State Tobacco Securitization Corp. California, RB, Enhanced Asset- Backed, Series B (Syncora), 5.50%, 6/01/13 (c)	7,500	8,496,150
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.44%, 8/01/34 (c)	4,125	2,125,530
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	3,210	3,068,888
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	4,000	4,149,120
5.00%, 10/01/36	2,275	2,338,564
Mount Diablo Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/27	2,000	2,021,540
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	3,500	3,698,660
5.00%, 2/01/31	1,200	1,262,496
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	2,405	2,405,120

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single - Family

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	$2,000	$1,813,600
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	2,500	2,553,425
San Bernardino Community College District California, GO, CAB, Election of 2008, Series B, 6.52%, 8/01/34 (a)	10,000	6,068,500
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	3,000	3,101,010
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,825	2,926,022
San Mateo County Community College District, GO, Election of 2001, Series A (NPFGC), 5.00%, 9/01/26	2,725	2,837,869
State of California, GO:
5.13%, 6/01/27	30	30,094
5.50%, 4/01/28	5	5,249
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	3,150	3,244,027
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 6.55%, 8/01/36 (b)	15,000	2,849,850

		83,281,530

Colorado — 1.1%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian):
5.50%, 12/01/27	1,600	1,506,160
5.50%, 12/01/33	900	821,718
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.52%, 9/01/29 (b)	9,000	2,530,260

		4,858,138

Florida — 8.6%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	2,700	2,770,119
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,050	4,073,368
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,785,166
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	4,000	4,115,440
County of Miami-Dade Florida, Refunding RB, AMT, Miami International Airport:
(AGC), 5.00%, 10/01/40	8,200	7,987,620
Series A (CIFG), 5.00%, 10/01/38	2,900	2,673,858
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	2,200	2,229,084

Municipal Bonds	Par (000)	Value

Florida (concluded)
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	$2,545	$2,644,357
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/31	5,000	5,041,250
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	390,315
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,700	2,864,349

		38,574,926

Georgia — 0.9%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	2,820	2,936,381
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,125	1,151,213

		4,087,594

Illinois — 21.6%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,000	2,279,960
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	3,400	3,560,582
(AGM), 5.75%, 1/01/24	4,000	4,165,680
(Syncora), 6.00%, 1/01/29	3,300	3,414,939
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.89%, 1/01/31 (b)	13,000	4,353,440
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	4,000	4,089,360
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/21	2,665	2,814,320
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC):
5.75%, 1/01/21	13,665	14,046,527
5.50%, 1/01/22	5,000	5,108,550
5.38%, 1/01/32	12,500	12,444,250
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	5,080	5,648,706
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	28,525	29,802,064
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	3,593,664
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,700	1,757,137

		97,079,179

Indiana — 2.4%
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	2,750	2,789,078
Series B, 5.75%, 1/01/34	550	586,790

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Airport Authority Project, Series B, AMT (NPFGC):
5.25%, 1/01/28	$2,370	$2,396,591
5.25%, 1/01/30	5,055	5,085,532

		10,857,991

Iowa — 1.8%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	7,700	8,143,982

Louisiana — 0.7%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,036,430
Louisiana State Transportation Authority, RB, CAB, Senior Lien, Louisiana 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	1,335	538,646
Rapides Finance Authority Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36 (d)	800	704,520

		3,279,596

Maryland — 0.3%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,190	1,263,268

Massachusetts — 1.8%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series C, 5.60%, 1/01/45	4,000	4,033,760
S/F Housing, Series 128, 4.80%, 12/01/27 (d)	2,200	2,176,900
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,800	1,894,392

		8,105,052

Michigan — 8.5%
City of Detroit Michigan, RB, System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	3,150	3,104,861
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	8,870,376
Series D (NPFGC), 5.00%, 7/01/28	6,000	6,002,820
Series D (NPFGC), 5.00%, 7/01/33	1,000	985,870
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	2,140	2,165,166
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	5,800	5,575,018
Michigan Strategic Fund, Refunding RB, AMT (Syncora):
Detroit Edison Co., Pollution, Series C, 5.65%, 9/01/29	1,935	1,937,922
Detroit Edison Co. Project, Series A, 5.50%, 6/01/30	1,700	1,657,806

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$3,510	$4,191,221
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/26	3,350	3,585,773

		38,076,833

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	3,036,231

Nevada — 8.7%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	4,100	3,835,673
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,273,487
County of Clark Nevada, RB:
Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	45	37,499
Southwest Gas Corp. Project, Series D, AMT (NPFGC), 5.25%, 3/01/38	12,000	10,860,120
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	2,000	2,013,340
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	19,100	19,126,167
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	2,050	2,153,935

		39,300,221

New Jersey — 7.2%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.75%, 6/15/29	710	710,675
Cigarette Tax (Radian), 5.50%, 6/15/31	1,285	1,252,849
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	20,065	20,376,208
School Facilities Construction, Series O, 5.13%, 3/01/30	7,500	7,826,400
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,367,140

		32,533,272

New York — 1.1%
City of New York New York, GO, Series B (NPFGC), 5.88%, 8/01/10 (c)	5,000	5,050,800

Ohio – 0.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,400	1,413,020

Pennsylvania — 1.1%
Pennsylvania HFA, Refunding RB, AMT:
S/F, Series 73A, 5.45%, 10/01/32	2,120	2,130,791
Series 99A, 5.25%, 10/01/32	2,000	2,027,180

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.48%, 12/01/38 (a)	$1,100	$792,627

		4,950,598

Puerto Rico — 2.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	4,700	5,188,988
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.74%, 8/01/41 (b)	28,000	4,213,720
First Sub-Series C, 6.00%, 8/01/39	1,050	1,133,569

		10,536,277

Texas — 14.5%
Bell County Health Facility Development Corp. Texas, RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,243,450
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,280,207
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	1,835	1,920,364
5.88%, 11/01/18	2,145	2,247,531
5.88%, 11/01/19	2,385	2,465,661
Gregg County Health Facilities Development Corp. Texas, RB, Good Shepherd Medical Center Project (Radian) (c):
6.38%, 10/01/10	2,600	2,652,286
6.88%, 10/01/10	3,000	3,062,850
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC), 5.75%, 11/15/20	3,900	3,968,952
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	6,150	3,138,776
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,100,096
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,431,192
North Texas Tollway Authority, Refunding RB, First Tier:
CAB, System (AGC), 5.73%, 1/01/31 (b)	10,000	3,256,900
Series A, 6.00%, 1/01/28	3,380	3,694,779
System (NPFGC), 5.75%, 1/01/40	12,300	12,803,562
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.75%, 8/15/38	7,200	7,321,536
5.00%, 8/15/42	7,000	6,708,940

		65,297,082

Municipal Bonds	Par (000)	Value

Utah — 3.9%
City of Salt Lake City Utah, Refunding RB, IHC Hospitals Inc. (NPFGC), 6.30%, 2/15/15 (e)	$15,000	$17,343,600

Vermont — 0.4%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (d)	1,800	1,843,632

Virginia — 0.6%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	2,715	2,737,154

Washington — 1.7%
City of Tacoma Washington, RB (NPFGC), 5.00%, 12/01/32	5,100	5,178,234
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	1,525	1,537,703
5.25%, 10/01/39	850	873,290

		7,589,227

Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,850	1,881,654
Wisconsin Housing & EDA, Refunding RB, Series C, AMT, 4.88%, 3/01/36	1,480	1,440,898

		3,322,552

Total Municipal Bonds – 113.3%		509,456,916

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 10.8%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	1,244	1,250,364
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,107,660
Golden State Tobacco Securitization Corp., RB, Enhanced Asset-Backed, Series B (CIFG), 5.63%, 6/01/13 (c)	10,000	11,363,200
Los Angeles Community College District California, GO, Series A:
Election of 2001 (NPFGC), 5.00%, 8/01/32	6,120	6,268,838
Election of 2008, 6.00%, 8/01/33	2,639	2,977,224
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,749	2,805,374
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	542,003
San Diego County Water Authority, COP, Refunding:
Series 2008-A (AGM), 5.00%, 5/01/33	5,170	5,368,114
Series A (NPFGC), 5.00%, 5/01/32	9,003	9,109,976

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

California (concluded)
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	$1,950	$2,023,418

		48,816,171

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,220	1,301,062

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,320	1,494,913

Florida — 9.6%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	6,000	6,115,440
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	8,728	8,980,001
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	7,022,988
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,399	2,501,436
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,670,661
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/27	11,350	11,808,540
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	2,024,800

		43,123,866

Georgia — 3.4%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	5,000	5,218,050
City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	10,000	10,113,000

		15,331,050

Hawaii — 1.4%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	6,000	6,149,820

Illinois — 3.9%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	14,429	15,381,986
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,183,833

		17,565,819

Massachusetts — 3.9%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	16,500	17,307,417

Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	5,007	5,525,960

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Nevada (concluded)
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	$2,429	$2,710,686

		8,236,646

New Hampshire — 2.3%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth- Hitchcock Obligation (AGM), 5.50%, 8/01/27	10,000	10,432,300

New York — 5.4%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,203,727
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,973,561
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,545	1,758,627
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	14,200	14,706,088
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,500	1,620,120

		24,262,123

North Carolina — 0.5%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	2,379	2,391,260

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	780	832,439

South Carolina — 1.1%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,695	5,134,358

Texas — 2.6%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,404,804
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	5,037,803

		11,442,607

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	478,998

Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,652,616

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 48.2%		216,953,465

Total Long-Term Investments (Cost – $708,279,354) – 161.5%		726,410,381

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2010	5

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.21% (g)(h)	1,676,203	$1,676,203

Total Short-Term Securities (Cost – $1,676,203) – 0.4%		1,676,203

Total Investments (Cost – $709,955,557*) – 161.9%		728,086,584
Other Assets Less Liabilities – 1.3%		6,089,975
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (23.9)%		(107,710,119)
Preferred Shares, at Redemption Value – (39.3)%		(176,654,596)

Net Assets Applicable to Common Shares – 100.0%		$449,811,844

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$602,719,973

Gross unrealized appreciation	$25,832,164
Gross unrealized depreciation	(8,060,334)

Net unrealized appreciation	$17,771,830

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at July 31, 2010	Income

FFI Institutional Tax-Exempt Fund	8,066,496	(6,390,293)	1,676,203	$3,348

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

90	10-Year U.S. Treasury Bond	September 2010	$10,948,865	$(194,260)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$726,410,381	—	$726,410,381
Short-Term Securities	$1,676,203	—	—	1,676,203

Total	$1,676,203	$726,410,381	—	$728,086,584

[1]	See above Schedule of Investments for values in each state or political subdivision.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Interest rate contracts	$(194,260)	—	—	$(194,260)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Quality Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 27, 2010